Consolidated and Combined Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Operating activities
Net income	$ 171,407	$ 487,957	$ 928,529
Adjustments to reconcile net income to net cash (used in)/generated from operating activities:
Depreciation of property, plant and equipment	115,934	116,528	115,810
Amortization of right-of-use assets	171,543	157,428	182,543
Allowance/(Reversal) for allowance for credit losses	1,727		(1,618)
Deferred tax assets	(15,646)	(14,663)	(14,663)
Change in operating assets and liabilities:
Account receivables	383,920	(150,349)	540,459
Prepayments, deposits and other receivables	418,431	(425,590)	(4,800)
Tax recoverable	49,581	(97,506)	27,279
Account payable	(167,305)	716,258	(727,489)
Other payables and accrued liabilities	8,287	162,739	47
Contract liabilities	150,980	(92,470)	(151,662)
Operating leases	(174,179)	(155,042)	(179,532)
Tax payable		(137,471)	136,630
Amounts due to director		(154,016)	116,816
Amounts due to related parties	(267,166)	(1,881,840)	1,726,138
Net cash generated from/(used in) operating activities	847,514	(1,468,037)	2,694,487
Cash flows from investing activities
Purchase of property, plant and equipment	(221)	(3,546)
Net cash used in investing activities	(221)	(3,546)
Cash flows from financing activities
Proceeds from issuance of ordinary shares, net of offering expenses	4,186,425
Proceeds from new bank borrowings		598,627	507,775
Repayments of bank borrowings	(184,296)	(188,450)	(161,290)
Net cash generated from financing activities	4,002,129	410,177	346,485
Net change in cash and cash equivalents	4,849,422	(1,061,406)	3,040,971
Effect of exchange rate changes on cash and cash equivalents	(70,259)	49,126	7,487
Beginning of the year	4,373,256	5,385,536	2,337,078
End of the year	9,152,503	4,373,256	5,385,536
Supplementary Cash Flows Information
Cash (paid)/refunded for income taxes	(230,662)	(301,899)	4,599
Cash paid for interest	$ 44,143	$ 60,694	$ 35,690